Revenue from Contracts with Customers (Details)	Dec. 31, 2025 USD ($)
Revenue From Contracts With Customers [Abstract]
Transaction price allocated to remaining performance obligations amount	$ 894,342
Remaining performance obligations	794,044
Remaining performance obligations	$ 100,298